Annual Fund Operating Expenses - SA Templeton Foreign Value Portfolio	Jan. 25, 2021
Class 2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.96%	[1]
Class 3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.06%	[1]
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.81%	[1]

[1]

Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee under the Investment Advisory and Management Agreement with respect to the Portfolio so that the advisory fee payable by the Portfolio is equal to 0.765% on the first $250 million of the Portfolio’s average daily net assets and 0.740% thereafter. This agreement may be modified or discontinued prior to April 30, 2022 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.